Stockholders' Equity (Details 2)	9 Months Ended
Sep. 30, 2018 USD ($)
Employee Stock Option [Member]
Average expected life	5 years
Dividend yield
Estimated fair value of total options/warrants granted	$ 8,194,000
Maximum [Member] | Employee Stock Option [Member]
Approximate risk-free rate	2.88%
Volatility	109.16%
Minimum [Member] | Employee Stock Option [Member]
Approximate risk-free rate	2.67%
Volatility	103.75%
Warrants [Member]
Dividend yield
Estimated fair value of total options/warrants granted	$ 4,701,498
Warrants [Member] | Maximum [Member]
Approximate risk-free rate	2.98%
Average expected life	10 years
Volatility	110.91%
Warrants [Member] | Minimum [Member]
Approximate risk-free rate	2.67%
Average expected life	5 years
Volatility	103.75%